Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	$ 3,245,072	$ 1,844,336	$ 1,330,460
Effects of equity method through:
Profit or loss	76,336	366,904	165,836
Other comprehensive income	(2,923)	(170,460)	137,562
Dividends declared	(157,682)	(79,866)	(90,350)
Impairment reversal (loss) (Note 18)	(66,512)	(318,820)	300,828
Foreign currency translation and other movements	80,337	1,602,978
Closing balance	3,174,628	3,245,072	1,844,336
Dividends received	157,241	189,169
Joint ventures
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,418,315	1,599,674	1,105,282
Effects of equity method through:
Profit or loss	(38,443)	257,366	59,928
Other comprehensive income	0	4,531	135,831
Dividends declared	(9,017)	(4,192)	(3,503)
Impairment reversal (loss) (Note 18)	(69,041)	(318,962)	302,136
Foreign currency translation and other movements	81,565	(120,102)
Closing balance	1,383,379	1,418,315	1,599,674
Offshore International Group
Effects of equity method through:
Foreign currency translation and other movements	2,527
Associates
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,826,757	244,662	225,178
Effects of equity method through:
Profit or loss	114,779	109,538	105,908
Other comprehensive income	(2,923)	(174,991)	1,731
Dividends declared	(148,665)	(75,674)	(86,847)
Impairment reversal (loss) (Note 18)	2,529	142	(1,308)
Foreign currency translation and other movements	(1,228)	1,723,080
Closing balance	$ 1,791,249	$ 1,826,757	$ 244,662